Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives and Residual Rate

	Estimated useful lives	Residual rate
Servers, computers and equipment	3-4 years	0%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%
Office furnitures and others	3-5 years	0%-5%

Schedule of Amortization of Finite-Lived Intangible Assets Computed Using the Straight-Line Method Over the Following Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
Copyrights of video content	1 – 4 years
License	15 years
Software	1 – 10 years
Domain names	15 years
Trademarks	5 years

Disaggregation of Revenue	The following table disaggregates the Group’s revenue by major type for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Live streaming	10,311,624	10,186,204	8,195,907
Other revenues (i)	602,750	1,165,242	1,024,555

Total	10,914,374	11,351,446	9,220,462

(i)	Other revenues mainly include advertising, sub-licensing and online games revenues.

Summary of Revenue Related to Performance Obligation

	2023	2024 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	445,620	73,354	518,974